Shareholders' Equity - Schedule of Company's Option Activity (Details) - USD ($)		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Weighted Average Exercise Prices Share Options [Abstract]
Number of options, Grants (in Shares)		24,000,000
Weighted average exercise price, Grants		$ 0.01
Weighted average remaining contractual terms, Grants		10 years
Weighted average of the grant date fair value, Grants		$ 0
Number of options, expired (in Shares)		(30,000)
Weighted average exercise price, expired
Weighted average remaining contractual terms, expired
Number of options, Ending (in Shares)	124,829,000	148,799,000
Weighted average exercise price, Ending	$ 0.03	$ 0.03
Weighted average remaining contractual terms, Ending	7 years 1 month 6 days	7 years 1 month 6 days
Aggregate intrinsic value, Ending (in Dollars)
Weighted average of the grant date fair value, Ending
Number of options, Vested and expected to vest (in Shares)		148,799,000
Weighted average exercise price, Vested and expected to vest		$ 0.03
Weighted average remaining contractual terms, Vested and expected to vest		7 years 1 month 6 days
Aggregate intrinsic value, Vested and expected to vest (in Dollars)
Weighted average of the grant date fair value, Vested and expected to vest
Number of options, Exercisable (in Shares)		60,283,375
Weighted average exercise price, Exercisable		$ 0.06
Weighted average remaining contractual terms, Exercisable		5 years 9 months 18 days
Aggregate intrinsic value, Exercisable (in Dollars)
Weighted average of the grant date fair value, Exercisable